Commitments And Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019
Commitments and Contingencies [Abstract]
Lessee, Operating Lease, Renewal Term				20 years
Rent expenses	$ 28	$ 27	$ 9
2019 required efficiency spending amount	$ 50
Percentage of full time employees represented by labor union	18.00%
Expiration date of collective bargaining agreement	Oct. 25, 2019